Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of intangible assets [text block] [Abstract]
Schedule of total intangible assets
	June 30,	December 31,
	2021	2020
	Unaudited	Audited
	USD in thousands

Goodwill -Eventer– see note 4.B	296	296
Goodwill – Jeff’s Brands - see note 4.C	516	-
Technology – Eventer – see note 4. B, Amortization -5 years	193	199
Software License – Eventer– see note 4. B	1,405	-
Patent – Charging Robotics– see note 4. G	75	-
Brand name – Jeff’s Brands – see note 4.C Amortization -10 years	1,363	-
Amazon stores- Jeff’s Brands– see note 4.C, Amortization -10 years	4,479	-
	8,327	495